Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2022
Entity Registrant Name	Invesco Exchange-Traded Self-Indexed Fund Trust
Entity Central Index Key	0001657201
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 15, 2022
Document Effective Date	Dec. 16, 2022
Prospectus Date	Dec. 16, 2022
Invesco BulletShares 2023 Corporate Bond ETF | Invesco BulletShares 2023 Corporate Bond ETF
Prospectus:
Trading Symbol	BSCN
Invesco BulletShares 2024 Corporate Bond ETF | Invesco BulletShares 2024 Corporate Bond ETF
Prospectus:
Trading Symbol	BSCO
Invesco BulletShares 2025 Corporate Bond ETF | Invesco BulletShares 2025 Corporate Bond ETF
Prospectus:
Trading Symbol	BSCP
Invesco BulletShares 2026 Corporate Bond ETF | Invesco BulletShares 2026 Corporate Bond ETF
Prospectus:
Trading Symbol	BSCQ
Invesco BulletShares 2027 Corporate Bond ETF | Invesco BulletShares 2027 Corporate Bond ETF
Prospectus:
Trading Symbol	BSCR
Invesco BulletShares 2028 Corporate Bond ETF | Invesco BulletShares 2028 Corporate Bond ETF
Prospectus:
Trading Symbol	BSCS
Invesco BulletShares 2029 Corporate Bond ETF | Invesco BulletShares 2029 Corporate Bond ETF
Prospectus:
Trading Symbol	BSCT
Invesco BulletShares 2030 Corporate Bond ETF | Invesco BulletShares 2030 Corporate Bond ETF
Prospectus:
Trading Symbol	BSCU
Invesco BulletShares 2031 Corporate Bond ETF | Invesco BulletShares 2031 Corporate Bond ETF
Prospectus:
Trading Symbol	BSCV
Invesco BulletShares 2023 High Yield Corporate Bond ETF | Invesco BulletShares 2023 High Yield Corporate Bond ETF
Prospectus:
Trading Symbol	BSJN
Invesco BulletShares 2024 High Yield Corporate Bond ETF | Invesco BulletShares 2024 High Yield Corporate Bond ETF
Prospectus:
Trading Symbol	BSJO
Invesco BulletShares 2025 High Yield Corporate Bond ETF | Invesco BulletShares 2025 High Yield Corporate Bond ETF
Prospectus:
Trading Symbol	BSJP
Invesco BulletShares 2026 High Yield Corporate Bond ETF | Invesco BulletShares 2026 High Yield Corporate Bond ETF
Prospectus:
Trading Symbol	BSJQ
Invesco BulletShares 2027 High Yield Corporate Bond ETF | Invesco BulletShares 2027 High Yield Corporate Bond ETF
Prospectus:
Trading Symbol	BSJR
Invesco BulletShares 2028 High Yield Corporate Bond ETF | Invesco BulletShares 2028 High Yield Corporate Bond ETF
Prospectus:
Trading Symbol	BSJS
Invesco BulletShares 2029 High Yield Corporate Bond ETF | Invesco BulletShares 2029 High Yield Corporate Bond ETF
Prospectus:
Trading Symbol	BSJT
Invesco BulletShares 2023 Municipal Bond ETF | Invesco BulletShares 2023 Municipal Bond ETF
Prospectus:
Trading Symbol	BSMN
Invesco BulletShares 2024 Municipal Bond ETF | Invesco BulletShares 2024 Municipal Bond ETF
Prospectus:
Trading Symbol	BSMO
Invesco BulletShares 2025 Municipal Bond ETF | Invesco BulletShares 2025 Municipal Bond ETF
Prospectus:
Trading Symbol	BSMP
Invesco BulletShares 2026 Municipal Bond ETF | Invesco BulletShares 2026 Municipal Bond ETF
Prospectus:
Trading Symbol	BSMQ
Invesco BulletShares 2027 Municipal Bond ETF | Invesco BulletShares 2027 Municipal Bond ETF
Prospectus:
Trading Symbol	BSMR
Invesco BulletShares 2028 Municipal Bond ETF | Invesco BulletShares 2028 Municipal Bond ETF
Prospectus:
Trading Symbol	BSMS
Invesco BulletShares 2029 Municipal Bond ETF | Invesco BulletShares 2029 Municipal Bond ETF
Prospectus:
Trading Symbol	BSMT
Invesco BulletShares 2030 Municipal Bond ETF | Invesco BulletShares 2030 Municipal Bond ETF
Prospectus:
Trading Symbol	BSMU
Invesco BulletShares 2031 Municipal Bond ETF | Invesco BulletShares 2031 Municipal Bond ETF
Prospectus:
Trading Symbol	BSMV
Invesco BulletShares 2023 USD Emerging Markets Debt ETF | Invesco BulletShares 2023 USD Emerging Markets Debt ETF
Prospectus:
Trading Symbol	BSCE
Invesco BulletShares 2024 USD Emerging Markets Debt ETF | Invesco BulletShares 2024 USD Emerging Markets Debt ETF
Prospectus:
Trading Symbol	BSDE
Invesco Investment Grade Defensive ETF | Invesco Investment Grade Defensive ETF
Prospectus:
Trading Symbol	IIGD
Invesco Investment Grade Value ETF | Invesco Investment Grade Value ETF
Prospectus:
Trading Symbol	IIGV
Invesco RAFI(TM) Strategic Developed ex-US ETF | Invesco RAFI(TM) Strategic Developed ex-US ETF
Prospectus:
Trading Symbol	ISDX
Invesco RAFI(TM) Strategic Emerging Markets ETF | Invesco RAFI(TM) Strategic Emerging Markets ETF
Prospectus:
Trading Symbol	ISEM
Invesco RAFI(TM) Strategic US ETF | Invesco RAFI(TM) Strategic US ETF
Prospectus:
Trading Symbol	IUS
Invesco RAFI(TM) Strategic US Small Company ETF | Invesco RAFI(TM) Strategic US Small Company ETF
Prospectus:
Trading Symbol	IUSS
Invesco Russell 1000(R) Dynamic Multifactor ETF | Invesco Russell 1000(R) Dynamic Multifactor ETF
Prospectus:
Trading Symbol	OMFL
Invesco Russell 2000(R) Dynamic Multifactor ETF | Invesco Russell 2000(R) Dynamic Multifactor ETF
Prospectus:
Trading Symbol	OMFS
Invesco Defensive Equity ETF | Invesco Defensive Equity ETF
Prospectus:
Trading Symbol	DEF
Invesco International Developed Dynamic Multifactor ETF | Invesco International Developed Dynamic Multifactor ETF
Prospectus:
Trading Symbol	IMFL